CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 20,855,252	$ 3,023,727	¥ 43,429,717
Restricted cash	803,956	116,563	443,758
Short-term investments	17,548,218	2,544,252	13,343,754
Accounts and notes receivable, net of allowance for credit losses of RMB650,888 and RMB692,722, respectively	2,251,633	326,456	2,831,123
Loans receivable, net of allowance for credit losses of RMB604,506 and RMB460,212, respectively	5,338,627	774,028	4,644,298
Amounts due from related parties, current portion	61,423	8,905	115,239
Prepayments, receivables and other current assets, net	4,192,952	607,922	3,957,975
Total current assets	51,052,061	7,401,853	68,765,864
Non-current assets:
Investment securities and other investments	18,010,307	2,611,249	18,634,493
Long-term investments, net	4,734,084	686,378	4,614,724
Operating lease right-of-use assets	1,392,917	201,954	1,287,550
Property and equipment, net	5,718,324	829,079	8,000,218
Intangible assets, net	1,724,141	249,977	3,286,145
Goodwill	46,377,583	6,724,117	46,377,583
Non-current restricted cash	17,333	2,513	107,597
Deferred tax assets, net	289,191	41,929	224,491
Amount due from related parties, non-current portion	36,466	5,287
Other non-current assets, net	1,860,865	269,800	1,699,470
Total non-current assets	80,161,211	11,622,283	84,232,271
Total assets	131,213,272	19,024,136	152,998,135
Current liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB10,601,697 and RMB 7,666,369 as of December 31, 2021 and 2022, respectively):
Short-term borrowings	4,940,310	716,278	6,838,328
Accounts and notes payable	2,870,046	416,118	4,624,953
Deferred revenue and customer advances	565,058	81,926	546,003
Operating lease liabilities, current portion	523,020	75,831	516,877
Amounts due to related parties, current portion	200,115	29,014	249,402
Accrued expenses and other current liabilities	11,149,921	1,616,585	11,647,222
Total current liabilities	20,248,470	2,935,752	24,422,785
Non-current liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB262,183 and RMB 215,955 as of December 31, 2021 and 2022, respectively):
Long-term borrowings	149,925	21,737	1,681,370
Operating lease liabilities, non-current portion	734,884	106,548	654,877
Deferred tax liabilities	359,668	52,147	485,778
Amount due to related parties, non-current portion	39,348	5,705
Other non-current liabilities	256,279	37,157	306,575
Total non-current liabilities	1,540,104	223,294	3,128,600
Total liabilities	21,788,574	3,159,046	27,551,385
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	13,010,576	1,886,356	12,257,889
Convertible non-controlling interests	1,069,357	155,042	1,069,357
Total Mezzanine Equity	14,079,933	2,041,398	13,327,246
DiDi Global Inc. shareholders' equity:
Treasury shares	(4)	(1)	(3)
Additional paid-in capital	253,824,544	36,801,100	251,384,835
Statutory reserves	69,328	10,052	27,917
Accumulated other comprehensive income (loss)	973,143	141,092	(3,599,745)
Accumulated deficit	(159,590,989)	(23,138,518)	(135,766,257)
Total DiDi Global Inc. shareholders' equity	95,276,181	13,813,748	112,046,903
Non-controlling interests	68,584	9,944	72,601
Total shareholders' equity	95,344,765	13,823,692	112,119,504
Total liabilities, mezzanine equity and shareholders' equity	131,213,272	19,024,136	152,998,135
Class A ordinary shares
DiDi Global Inc. shareholders' equity:
Ordinary shares	144	21	141
Class B ordinary Shares
DiDi Global Inc. shareholders' equity:
Ordinary shares	¥ 15	$ 2	¥ 15